Significant accounting estimates or judgments	12 Months Ended
Dec. 31, 2017
Changes In Accounting Policies
Disclosure of accounting judgements and estimates [text block]

6 Significant accounting estimates or judgments

The preparation of the Consolidated Financial Statements requires the use of estimates and assumptions that affect the assets, liabilities, revenues and expenses recognized in the financial statements, as well as amounts included in the notes thereto, including disclosure of contingent assets and contingent liabilities. Estimates made are based on complex or subjective judgements and past experience of other assumptions deemed reasonable in consideration of the information available at the time. The accounting policies and areas that require the most significant judgements and estimates to be used in the preparation of the Consolidated Financial Statements are in relation to the accounting for oil and natural gas activities, specifically in the determination of proved and proved developed reserves, impairment of fixed assets, intangible assets and goodwill, decommissioning and restoration liabilities, business combinations, employee benefits and recognition of environmental liabilities. Although the Company uses its best estimates and judgements, actual results could differ from the estimates and assumptions used. The accounting estimates and judgements relevant for the preparation of the Consolidated Financial Statement are described below.

Oil and natural gas activities

Engineering estimates of the Company’s oil&gas reserves are inherently uncertain. Proved reserves are the estimated volumes of crude oil, natural gas and gas condensates, liquids and associated substances which geological and engineering data demonstrate that can be economically producible with reasonable certainty from known reservoirs under existing economic conditions and operating methods. Although there are authoritative guidelines regarding the engineering and geological criteria that must be met before estimated oil&gas reserves can be categorized as “proved”, the accuracy of any reserve estimate depends on the quality of available data, the engineering and geological interpretation of such data and management’s judgment.

The determination of whether potentially economic oil and natural gas reserves have been discovered by an exploration well is made within a year after well completion. The evaluation process of a discovery, which requires performing additional appraisal activities on the potential oil and natural gas field and establishing the optimum development plans, can take longer, in most cases, depending on the complexity of the project and on the size of capital expenditures required. During this period, the costs related to these exploration wells remain suspended on the balance sheet. In any case, all such carried costs are reviewed on at least an annual basis to confirm the continued intent to develop, or otherwise to extract value from the discovery.

Field reserves will be categorized as proved only when all the criteria for attribution of proved status have been met. Initially, all booked reserves are classified as proved undeveloped. Subsequently, volumes are reclassified from proved undeveloped to proved developed as a consequence of development activity. Generally, reserves are booked as proved developed when the first oil or gas is produced. Major development projects typically take one to four years from the time of initial booking to the start of production. Eni reassesses its estimate of proved reserves periodically. The estimated proved reserves of oil and natural gas may be subject to future revision. Upward or downward revision may be made to the initial booking of reserves due to production, reservoir performance, commercial factors, acquisition and divestment activity and additional reservoir development activity. In particular, changes in oil and natural gas prices could impact the amount of Eni’s proved reserves in regards to the initial estimate and, in the case of production sharing agreements and buy-back contracts, the share of production and reserves to which Eni is entitled. Accordingly, the estimated reserves could be materially different from the quantities of oil and natural gas that ultimately will be recovered. Oil and natural gas reserves have a direct impact on certain amounts reported in the Consolidated Financial Statements. Estimated proved reserves are used in determining depreciation and depletion charges and impairment charges. Depreciation and depletion rates of oil&gas assets using the UOP basis are determined from the ratio between the amount of hydrocarbons extracted in the quarter and proved developed reserves existing at the end of the quarter increased by the amounts extracted during the quarter. Assuming all other variables are held constant, an increase in estimated proved developed reserves for each field decreases depreciation and depletion charge. Conversely, a decrease in estimated proved developed reserves increases depreciation and depletion charge. Estimated proved reserves are affected, inter alia, by the trend of reference oil and gas commodity prices and by the specific legal agreement for the oil&gas activity.

In addition, estimated proved reserves are used to calculate future cash flows from oil&gas properties, which are used to assess any impairment loss. The larger is the volume of estimated reserves, the lower is the likelihood of asset impairment.

Impairment of assets

Assets are impaired when there are events or changes in circumstances that indicate that carrying amounts of the assets are not recoverable. Such impairment indicators include changes in the Group’s business plans, changes in commodity prices leading to unprofitable performance, a reduced capacity utilization of plants and, for oil&gas properties, significant downward revisions of estimated proved reserve quantities or significant increase of the estimated development costs. Determination as to whether and how much an asset is impaired involves management estimates on highly uncertain and complex matters such as future commodity prices, the effects of inflation and technology improvements on operating expenses, production profiles and the outlook for demand and supply conditions on a global or regional scale. Similar remarks are valid for assessing the physical recoverability of assets recognized in the balance sheet (deferred costs — see also the accounting policy for “Inventories”) related to natural gas volumes not withdrawn under long-term supply contracts with take-or-pay clauses, as well as for assessing the recoverability of deferred tax assets. The amount of an impairment loss is determined by comparing the carrying amount of an asset with its recoverable amount. Recoverable amount of an asset is the higher of an asset’s fair value less costs of disposal and its value in use. The estimate of an asset’s value in use is based on the present value of the future cash flows expected to be derived from continuing use of the asset and, if significant and reasonably determinable, the cash flows expected to be obtained from the disposal of the asset at the end of its useful life after deducting the costs of disposal. The expected future cash flows used for impairment analyses are based on judgemental assessments of future production volumes, prices and costs, considering available information at the date of review and are discounted by using a rate which considers the risks specific to the asset. For oil and natural gas properties, the expected future cash flows are estimated principally based on developed and undeveloped proved reserves including, among other elements, production taxes and the costs to be incurred for the reserves yet to be developed. The estimate of the future amount of production is based on assumptions related to the commodity future prices, lifting and development costs, field decline rates, market demand and other factors. The cash flows associated to oil&gas commodities are estimated on the basis of forward market information, if there is a sufficient liquidity and reliability level, on the consensus of independent specialized analysts and on management’s forecasts about the evolution of the supply and demand fundamentals. The discount rate reflects the current market valuation of the time value of money and of the specific risks of the asset not reflected in the estimate of the future cash flows.

Goodwill and intangible assets with indefinite useful lives are not subject to amortization. The Company tests for impairment such assets on an annual basis and whenever there is any indication that they may be impaired. In particular, goodwill impairment is based on the lowest level (cash-generating unit) to which goodwill can be allocated on a reasonable and consistent basis. A cash-generating unit is the smallest aggregate on which the Company, directly or indirectly, evaluates the return on the capital expenditures. If the recoverable amount of a cash-generating unit, to which goodwill has been allocated, is less than its carrying amount, goodwill allocated to that cash-generating unit is impaired up to that difference; if the carrying amount of goodwill is lower than the amount of the impairment loss, the other assets of the cash-generating unit are impaired pro-rata on the basis of their carrying amounts for the residual difference, up to the recoverable amount of assets with finite useful lives.

Decommissioning and restoration liabilities

The Group holds provisions for dismantling and removing items of property, plant and equipment, and restoring land or seabed at the end of the oil and gas production activity. Estimating obligations to dismantle, remove and restore items of property, plant and equipment is complex. It requires management to make estimates and judgements with respect to removal obligations that will come to term many years into the future and contracts and regulations are often unclear as to what constitutes removal. In addition, the ultimate financial impact of environmental laws and regulations is not always clearly known as asset removal technologies and costs constantly evolve in the countries where Eni operates, as do political, environmental, safety and public expectations. The complexity of these estimates is also due to the accounting that requires the initial recognition of the present value of the decommissioning and restoration liabilities as a part of the cost of property, plant and equipment. Then the carrying amount of decommissioning and restoration liabilities is adjusted to reflect the passage of time and any change in the estimates following the modification of amount and timing of future cash flows and discount rates adopted. The discount rate used to determine the provision is based on complex and subjective managerial judgements.

Business combinations

Accounting for business combinations requires the allocation of the purchase price to the identifiable assets and liabilities of the acquired business generally at their fair values. Any positive residual difference is recognized as goodwill. Any negative residual difference is recognized in the profit and loss account. If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the provisional amounts recognized at the acquisition date are retrospectively adjusted within one year from the acquisition date, to reflect new information obtained about facts and circumstances that existed as of the acquisition date. Management uses all available information to make these fair value measurements and, for major business combinations, engages independent external advisors; the purchase price allocation, that requires, also in consideration of the available information, management to make complex judgements, is also relevant for the application of the equity method.

Environmental liabilities

As other oil&gas companies, Eni is subject to numerous EU, national, regional and local environmental laws and regulations concerning its oil&gas operations, production and other activities. They include legislations that implement international conventions or protocols. Environmental provisions are recognized when it becomes probable that a liability will be incurred and the liability can be reliably estimated. Management, considering the actions already taken, insurance policies obtained to cover environmental risks and provision for risks accrued, does not expect any material adverse effect on Eni’s consolidated results of operations and financial position as a result of such laws and regulations. However, there can be no assurance that there will not be a material adverse impact on Eni’s consolidated results of operations and financial position due to: (i) the possibility of an unknown contamination; (ii) the results of the ongoing surveys and other possible effects of statements required by applicable laws; (iii) the possible effects of future environmental legislations and rules; (iv) the effects of possible technological changes relating to future remediation; and (v) the possibility of litigation and the difficulty of determining Eni’s liability, if any, against other potentially responsible parties with respect to such litigations and the possible reimbursements.

Employee benefits and share-based payments

Defined benefit plans are evaluated with reference to uncertain events and based upon actuarial assumptions including, among others, discount rates, expected rates of salary increases, mortality rates, estimated retirement dates and medical cost trends. The significant assumptions used to account for defined benefit plans are determined as follows: (i) discount and inflation rates reflect the rates at which benefits could be effectively settled, taking into account the duration of the obligation. Indicators used in selecting the discount rate include market yields on high quality corporate bonds (or, in the absence of a deep market of these bonds, on the market yields on government bonds). The inflation rates reflect market conditions observed in the reference currency area; (ii) the future salary levels of the individual employees are determined including an estimate of future changes attributed to general price levels (consistent with inflation rate assumptions), productivity, seniority and promotion; (iii) healthcare cost trend assumptions reflect an estimate of the actual future changes in the cost of the healthcare related benefits provided to the plan participants and are based on past and current healthcare cost trends, including healthcare inflation, changes in healthcare utilization and changes in health status of the participants; and (iv) demographic assumptions such as mortality, disability and turnover reflect the best estimate of these future events for individual employees involved.

Differences in the amount of the net defined benefit liability (asset), deriving from the re-measurements, comprising, among others, changes in the current actuarial assumptions, differences in the previous actuarial assumptions and what has actually occurred and differences in the return on plan assets, excluding amounts included in net interest, usually occur. Re-measurements are recognized within statement of comprehensive income for defined benefit plans and within the profit and loss account for long-term plans.

Similarly to the approach followed for the fair value measurement of financial instruments, the fair value of the shares underlying the incentive plan is measured by using complex valuation techniques and identifying, through structured and/or subjective judgements, the assumptions to be adopted.

Other provisions

In addition to liabilities related to environmental, decommissioning and restoration liabilities and employee benefits, Eni recognizes provisions primarily related to legal, trade and tax proceedings. These provisions are estimated on the basis of managerial judgements related to the amounts to recognize and the timing of future cash outflows. After the initial recognition, provisions are periodically reviewed and adjusted to reflect the current best estimate.

Revenues and receivables

Revenues from the sale of electricity and gas to retail customers include amount accrued for electricity and gas supplied between the date of the last (actual or estimated) meter reading invoiced and the end of the year. These estimates consider information provided by the grid managers about the volumes allocated among the customers of the secondary distribution network, about the actual and estimated volumes consumed by customers, as well as they rely on other factors, considered by management, which can impact on them. Therefore accrued revenues derive from complex estimates based on distributed and allocated volumes, communicated by third parties; these revenues may be adjusted, according to the applicable regulations, within the fifth year subsequent the one in which they were accrued.

Complex and/or subjective judgments are required in assessing the recoverability of overdue receivables and determining whether an allowance against those receivables is required. Factors considered include, among others, the credit rating of the counterparty (if available), the amount and timing of anticipated future payments, any collateral held as a security and other credit enhancements, as well as any possible actions that can be taken to mitigate the risk of non-payment.